Employee Benefits - Principal Actuarial Assumptions (Detail)	Dec. 31, 2018	Dec. 31, 2017
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.24%	2.70%
Expected future increase in salaries	2.54%	1.04%
Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	10.03%	7.75%
Expected future increase in salaries	10.00%	10.00%